Capital Structure, Preferred Stock (Details) $ / shares in Units, $ in Thousands					11 Months Ended	12 Months Ended
	Nov. 28, 2022 USD ($) $ / shares shares	Jul. 26, 2022 USD ($) Vessel shares	Jul. 05, 2022 USD ($) $ / shares shares	Jan. 20, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Nov. 29, 2022 Vessel	Sep. 30, 2022 Vessel	Jul. 20, 2022 $ / shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)					100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Exercise price of Rights (in dollars per share) | $ / shares									$ 0.0001
Number of Rights exercised (in shares)						0
Preferred stock, shares issued (in shares)					40,000	40,000
Preferred stock shares outstanding (in shares)					40,000	40,000
Preferred stock value | $					$ 0	$ 0
Issuance of shares in spin-off transaction (in shares)				1,512,004
Proceeds from issuance of preferred stock | $					10,000	0
Number of vessels acquired | Vessel		4					2	4
Redemption of preferred stock | $					10,500	$ 0
Dividends paid | $					$ 243
Seanergy Maritime Holdings Corp. [Member]
Preferred Stock [Abstract]
Working capital contribution | $			$ 5,000
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001
Number of shares that can be purchased for each Right held (in shares)						0.001
Exercise price of Rights (in dollars per share) | $ / shares						$ 40
Threshold beneficial ownership percentage by individual						10.00%
Threshold beneficial ownership percentage by passive institutional investor						15.00%
Series B Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001
Preferred stock, shares issued (in shares)						40,000
Preferred stock shares outstanding (in shares)						40,000
Preferred stock value | $
Number of votes per share | Vote						25,000
Minimum percentage of votes eligible						49.99%
Issuance of shares in spin-off transaction (in shares)				40,000
Series C Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock shares outstanding (in shares)	10,000				0
Issuance of shares in spin-off transaction (in shares)				5,000
Issuance of preferred stock (in shares)		5,000
Dividend rate		6.50%				6.50%
Redemption price as a percentage of stated value	105.00%		105.00%
Threshold trading days						10 days
Threshold beneficial ownership percentage of common stock for non-conversion of preferred stock			29.90%
Redemption of preferred shares (in shares)	10,000
Redemption of preferred stock | $	$ 10,500
Dividends paid | $	$ 243
Dividends paid (in dollars per share) | $ / shares	$ 24.38
Series C Preferred Shares [Member] | Maximum [Member]
Preferred Stock [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 9
Series C Preferred Shares [Member] | Seanergy Maritime Holdings Corp. [Member]
Preferred Stock [Abstract]
Issuance of shares in spin-off transaction (in shares)			5,000
Issuance of preferred stock (in shares)		5,000
Proceeds from issuance of preferred stock | $		$ 5,000